Form N-1A Cover	Dec. 19, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001418144
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 19, 2024
Prospectus Date	Jul. 10, 2024
Invesco S&P 500 Equal Weight Income Advantage ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED DECEMBER 19, 2024, TO THE PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 10, 2024,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
Invesco QQQ Income Advantage ETF (QQA)
Invesco MSCI EAFE Income Advantage ETF (EFAA)
(each, a “Fund” and collectively, the “Funds”)
Invesco Capital Management LLC (the “Adviser”) has agreed to extend the fee waiver currently in effect for the Funds for an additional six months, such that it will waive 100% of the management fees it is entitled to receive from each Fund through June 30, 2025. Accordingly, effective immediately, the Funds’ Prospectuses and SAI are revised as described below:

Invesco QQQ Income Advantage ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED DECEMBER 19, 2024, TO THE PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 10, 2024,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
Invesco QQQ Income Advantage ETF (QQA)
Invesco MSCI EAFE Income Advantage ETF (EFAA)
(each, a “Fund” and collectively, the “Funds”)
Invesco Capital Management LLC (the “Adviser”) has agreed to extend the fee waiver currently in effect for the Funds for an additional six months, such that it will waive 100% of the management fees it is entitled to receive from each Fund through June 30, 2025. Accordingly, effective immediately, the Funds’ Prospectuses and SAI are revised as described below:

Invesco MSCI EAFE Income Advantage ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED DECEMBER 19, 2024, TO THE PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 10, 2024,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
Invesco QQQ Income Advantage ETF (QQA)
Invesco MSCI EAFE Income Advantage ETF (EFAA)
(each, a “Fund” and collectively, the “Funds”)
Invesco Capital Management LLC (the “Adviser”) has agreed to extend the fee waiver currently in effect for the Funds for an additional six months, such that it will waive 100% of the management fees it is entitled to receive from each Fund through June 30, 2025. Accordingly, effective immediately, the Funds’ Prospectuses and SAI are revised as described below: